Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Extractive Industries [Abstract]
Oil, natural gas and NGL sales	$ 439,767	$ 166,385	$ 54,965
Production expenses	47,600	16,872	5,090
Production taxes	17,579	3,685	1,087
Exploration expenses	43,303	28,154	0
Gathering, transportation and processing	0	18,602	5,920
Depreciation, depletion, amortization and accretion	123,062	37,376	24,996
Impairment	0	4,475	5,258
Income tax expense	13,103	0	0
Results of operations	$ 195,120	$ 57,221	$ 12,614
Effective combined U.S. federal and state income tax rate	24.30%